Revenue - Performance Obligations (Details) - Long-term contracts - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jul. 02, 2023	Jun. 30, 2024	Jul. 02, 2023	Dec. 31, 2023	Jan. 01, 2023
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Deferred revenue					$ 89.2	$ 33.5
Deferred revenue recognized as revenue	$ 44.4	$ 8.6	$ 48.8	$ 20.8
Performance obligation	67.8	$ 27.5	67.8	$ 27.5
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-07-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation	$ 54.5		$ 54.5
Expected timing of satisfaction, period	6 months		6 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-12-30
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation	$ 7.9		$ 7.9
Expected timing of satisfaction, period	1 year		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-12-29
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation	$ 5.5		$ 5.5
Expected timing of satisfaction, period	1 year		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-04
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation	$ 4.5		$ 4.5
Expected timing of satisfaction, period	1 year		1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-03
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation	$ 9.6		$ 9.6
Expected timing of satisfaction, period